Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2018 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | $ / shares	$ 0.00001
Common stock, shares authorized	500,000,000
Common stock, shares issued	41,000,000
Common stock, shares outstanding	29,208,310
Treasury stock, shares	11,791,690